Leases (Tables) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block [Abstract]
Schedule of operating lease expenses

	December 31,
	2025	2024	2023
	(U.S. $ in thousands)
Operating lease cost:
Fixed payments and variable payments that depend on an index or rate	$8,615	$8,444	$10,090
Total operating lease cost	$8,615	$8,444	$10,090

Schedule of other information related to operating leases

	December 31,
	2025	2024	2023
	(U.S. $ in thousands)
Cash paid for amounts included in the measurement of lease liabilities	$7,936	$7,272	$8,885
Right-of-use assets obtained in exchange for new operating lease liabilities	$2,936	$20,808	$7,142

Schedule of weighted-average operating leases

	December 31,
	2025	2024	2023
	(U.S. $ in thousands)
Weighted-average remaining lease term — operating leases	12.27 years	11.80 years	4.73 years
Weighted-average discount rate — operating leases	5.92%	5.56%	4.47%

Schedule of maturities of operating lease liabilities

December 31,
2025
(U.S. $ in thousands)
2026	$6,756
2027	4,575
2028	3,122
2029	2,311
2030 / and thereafter	24,515
Total operating lease payments	41,279
Less: imputed interest	(14,779)
Present value of lease liabilities	$26,500

Fixed payments and variable payments that depend on an index or rate	$ 8,615,000	$ 8,444,000	$ 10,090,000
Operating Lease, Cost	$ 8,615,000	$ 8,444,000	$ 10,090,000